CONSOLIDATED BALANCE SHEETS (VIE) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015
Restricted cash and cash equivalents		$ 1,694	$ 1,694
Investments		77,347	70,696
Receivables		8,925	7,075
Prepaid and other assets		2,817	1,973
Assets		1,728,079	1,747,203
Due to brokers		0	61
Accrued and other liabilities		12,451	18,397
Liabilities		1,551,611	1,568,401
Consolidated VIEs
Restricted cash and cash equivalents		80,592	94,018
Due from brokers		24,293	25,910
Investments		1,346,963	1,351,403
Receivables		4,185	4,109
Prepaid and other assets		187	209
Assets	[1]	1,456,220	1,475,649
Due to brokers		49,350	71,603
Accrued and other liabilities		229	193
Interest payable		4,474	5,090
Long-term Debt, at Fair Value		1,312,058	1,308,558
Liabilities	[1]	$ 1,366,111	$ 1,385,444

[1]	The assets of the Consolidated Entities would not be available to the Company's general creditors, and as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated Entities have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.